Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statements of Operations and Comprehensive Loss
Grant Revenue	$ 241	$ 914	$ 1,086	$ 1,367	$ 1,491	$ 6,187
Operating expenses:
Research and development (includes related party expenses of $2 and $149 for the three months ended September 30, 2021 and 2020 and $168 and $462 for the nine months ended September 30, 2021 and 2020)	15,386	14,692	45,091	40,879	54,078	75,603
General and administrative	5,398	3,435	15,576	9,416	12,013	16,275
Total operating expenses	20,784	18,127	60,667	50,295	66,091	91,878
Loss from operations	(20,543)	(17,213)	(59,581)	(48,928)	(64,600)	(85,691)
Other expenses, net:
Interest income	3	2	6	277	278	2,567
Change in fair value of contingent earnout liability	(9,768)		(9,768)
Interest expense	(1,204)	(549)	(2,952)	(1,661)	(2,202)	(2,298)
Transaction costs expensed	(49)		(49)
Change in fair value of common stock warrant liabilities	(2)		(2)
Gain on PPP loan forgiveness			3,284
Total other expenses, net	(11,020)	(547)	(9,481)	(1,384)	(1,924)	269
Net loss and comprehensive loss	$ (31,563)	$ (17,760)	$ (69,062)	$ (50,312)	$ (66,524)	$ (85,422)
Net loss per share attributable to common stockholders, basic	$ (0.72)	$ (3.07)	$ (3.69)	$ (8.74)
Net loss per share attributable to common stockholders, diluted	$ (0.72)	$ (3.07)	$ (3.69)	$ (8.74)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic	43,950,856	5,788,130	18,728,471	5,755,418
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted	43,950,856	5,788,130	18,728,471	5,755,418
Net loss per share attributable to common stockholders, basic and diluted					$ (11.54)	$ (16.17)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted					5,765,688	5,283,628